LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

13. LEASES

As of December 31, 2023 and 2024, the Group has operating leases recorded on its consolidated balance sheet for certain office spaces that expire on various dates through 2027. The Group does not plan to cancel the existing lease agreements for its existing office spaces prior to their respective expiration dates. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	US$	US$
Assets
Operating lease right-of-use assets	365,103	283,645
Liabilities
Current portion of operating lease liabilities	195,955	141,341
Operating lease liabilities	173,660	142,304
Weighted average remaining lease term (years)	2.1	2.2
Weighted average discount rate	4.4%	3.9%

Information related to operating lease activity during the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	283,276	216,305	203,298
Expense for short-term leases within 12 months	34,729	13,514	23,734
Interest of lease liabilities	20,259	12,100	12,613
	338,264	241,919	239,645

Maturities of lease liabilities were as follows:

	As of December 31,
	2023	2024
	US$
2024	207,155	—
2025	123,546	149,975
2026	55,499	93,734
2027	—	53,116
Total undiscounted lease payments	386,200	296,825
Less: imputed interest	(16,585)	(13,180)
Total lease liabilities	369,615	283,645